CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Common stock [Member]	Treasury Stock [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Retained earnings [Member]	Total
Balance at Mar. 31, 2010	$ 50,803		$ 7,719	$ 5,316	$ 57,177	$ 121,015
Balance (in shares) at Mar. 31, 2010	16,191,810
Unrealized gain (loss) on available-for-sale securities
Stock-based compensation
Exercise of stock options, value	6					6
Exercise of stock options, shares	3,000					3,000
Repurchase of common stock, value
Net loss					(8,114)	(8,114)
Dividends ($0.10, $0.12 and $0.30 per share for March 31, 2011, March 31, 2012 and March 31, 2013 respectively)					(1,620)	(1,620)
Balance at Mar. 31, 2011	50,809		7,719	5,316	47,443	111,287
Balance (in shares) at Mar. 31, 2011	16,194,810
Unrealized gain (loss) on available-for-sale securities				(746)		(746)
Stock-based compensation			549			549
Exercise of stock options, value	7		(3)			4
Exercise of stock options, shares	2,000					2,000
Repurchase of common stock, value
Net loss					(1,461)	(1,461)
Dividends ($0.10, $0.12 and $0.30 per share for March 31, 2011, March 31, 2012 and March 31, 2013 respectively)					(1,944)	(1,944)
Balance at Mar. 31, 2012	50,816		8,265	4,570	44,038	107,689
Balance (in shares) at Mar. 31, 2012	16,196,810					16,196,810
Unrealized gain (loss) on available-for-sale securities				718		718
Stock-based compensation
Exercise of stock options, value	1,627		(332)			1,295
Exercise of stock options, shares	605,000					605,000
Repurchase of common stock, value		(1,102)				(1,102)
Repurchase of common stock, shares		(414,162)
Net loss					(1,991)	(1,991)
Dividends ($0.10, $0.12 and $0.30 per share for March 31, 2011, March 31, 2012 and March 31, 2013 respectively)					(5,033)	(5,033)
Balance at Mar. 31, 2013	$ 52,443	$ (1,102)	$ 7,933	$ 5,288	$ 37,014	$ 101,576
Balance (in shares) at Mar. 31, 2013	16,801,810	(414,162)				16,387,648